UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 03/31/2009

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/2009

		VALUE
		-----------
CONVERTIBLE BONDS -- 2.43%
	Energy - 1.12%
$ 500,000	Bristow Group Inc. Convertible Senior Notes 3.00%, 06/15/38	$ 294,375
1,000,000	St. Mary Land & Exploration Company
	Convertible Senior Notes 3.50%, 04/01/27	708,750
		-----------
		1,003,125
		-----------
	Health Care - Equipment - 0.76%
1,000,000	Hologic, Inc. Convertible Senior Notes 2.00%, 12/15/37	682,500
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 0.42%
500,000	Kendle International Inc. Convertible Senior Notes 3.375%, 07/15/12	378,750
		-----------
	Information Technology - Hardware & Equipment - 0.13%
180,000	L-1 Identity Solutions, Inc. 3.75%, 05/15/27 Convertible Senior Notes	117,900
		-----------
	Total Convertible Bonds (COST: $2,234,093)	2,182,275
		-----------

NON-CONVERTIBLE BONDS -- 76.40%
	Consumer Discretionary - Auto & Components - 0.91%
1,000,000	Goodyear Tire & Rubber Company (The) 7.857%, 08/15/11	820,000
		-----------

	Consumer Discretionary - Durables & Apparel - 2.22%
1,000,000	Centex Corporation 5.125%, 10/01/13	790,000
1,500,000	Jarden Corporation 7.50%, 05/01/17	1,207,500
		-----------
		1,997,500
		-----------
	Consumer Discretionary - Hotels, Restaurants & Leisure - 0.87%
1,000,000	NPC International, Inc. 9.50%, 05/01/14	780,000
		-----------
	Consumer Discretionary - Media - 5.10%
1,500,000	CSC Holdings, Inc. 144A restricted, 8.50% 04/15/14	1,477,500
1,500,000	DIRECTV Holdings LLC 8.375%, 03/15/13	1,516,875
750,000	EchoStar DBS Corporation 7.00%, 10/01/13	695,625
500,000	Scholastic Corporation 5.00%, 04/15/13	386,250
500,000	Videotron Ltd. 9.125%, 04/15/18	508,125
		-----------
		4,584,375
		-----------
	Consumer Discretionary - Retail - 2.72%
500,000	Dollar General Corporation 10.625%, 07/15/15	498,750
1,500,000	Sally Holdings LLC 9.25%, 11/15/14	1,421,250
500,000	Staples, Inc. 9.75%, 01/15/14	523,430
		-----------
		2,443,430
		-----------
	Consumer Discretionary - Services - 0.24%
250,000	Vail Resorts, Inc. 6.75%, 02/15/14	215,000
		-----------
	Consumer Staples - Food & Staples Retail - 1.58%
1,000,000	Albertson's, Inc. 7.50%, 02/15/11	991,250
500,000	Denny's Holdings, Inc. 10.00%, 10/01/12	432,500
		-----------
		1,423,750
		-----------
	Consumer Staples - Food, Beverage & Tobacco - 2.94%
500,000	Constellation Brands, Inc. 8.375%, 12/15/14	502,500
1,500,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	1,192,500
1,000,000	Reynolds American Inc. 7.25%, 06/01/13	954,103
		-----------
		2,649,103
		-----------
	Consumer Staples - Household & Personal Products - 2.13%
500,000	Berry Plastics Corporation 5.88%, 02/15/15	362,500
1,500,000	Solo Cup Company 8.50%, 02/15/14	1,095,000
500,000	Visant Holding Corporation 8.75%, 12/01/13	455,000
		-----------
		1,912,500
		-----------
	Energy - 14.90%
500,000	Allis-Chalmers Energy Inc. 8.50%, 03/01/17	216,250
2,000,000	Chesapeake Energy Corporation 7.625%, 07/15/13	1,840,000
500,000	Deluxe Corporation 7.375%, 06/01/15	370,000
1,000,000	Denbury Resources Inc. 7.50%, 04/01/13	905,000
1,000,000	El Paso Corporation 6.875%, 06/15/14	890,718
1,000,000	Forest Oil Corporation 7.75%, 05/01/14	887,500
1,500,000	Helix Energy Solutions Group,Inc. 144A restricted, 9.50%, 01/15/16	885,000
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	380,000
1,000,000	Inergy, L.P. 6.875%, 12/15/14	925,000
500,000	Kinder Morgan, Inc. 6.50%, 09/01/12	466,250
750,000	National Oilwell Varco, Inc. 6.125%, 08/15/15	654,720
1,250,000	Newfield Exploration Company 6.625%, 09/01/14	1,131,250
1,000,000	Peabody Energy Corporation 6.875%, 03/15/13	975,000

1,500,000	Petrohawk Energy Corporation 144A restricted, 7.875%, 06/01/15	1,320,000
1,500,000	Tesoro Corporation 6.50%, 06/01/17	1,132,500
500,000	Weatherford International Ltd. 5.50%, 02/15/16	423,118
		-----------
		13,402,306
		-----------
	Financials - Banks - 0.31%
500,000	MGIC Investment Corporation 5.375%, 11/01/15	281,815
		-----------
	Financials - Diversified - 1.38%
1,000,000	Cardtronics, Inc. 9.25%, 08/15/13	640,000
500,000	Cardtronics, Inc. 144A restricted, 9.25%, 08/15/13	320,000
1,000,000	Nuveen Investments, Inc. 144A restricted, 10.50%, 11/15/15	280,000
		-----------
		1,240,000
		-----------
	Health Care - Equipment - 4.24%
500,000	Bausch & Lomb Incorporated 9.875%, 11/01/15	397,500
1,000,000	Bausch & Lomb Incorporated 144A restricted, 9.875%, 11/01/15	795,000
1,000,000	Biomet, Inc. 10.00%, 10/15/17	990,000
1,750,000	Boston Scientific Corporation 6.40%, 06/15/16	1,627,500
		-----------
		3,810,000
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 0.54%
500,000	Axcan Intermediate Holdings Inc. 144A restricted, 9.25%, 03/01/15	483,750
		-----------
	Health Care - Services - 6.70%
500,000	CHS/Community Health Systems,Inc. 8.875%, 07/15/15	472,500
1,000,000	DaVita, Inc. 7.25%, 03/15/15	961,250
500,000	Fresenius US Finance II, Inc. 144A restricted, 9.00%, 07/15/15	520,000
1,500,000	HCA Inc. 9.125%, 11/15/14	1,410,000
1,000,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15	902,500
2,000,000	Res-Care, Inc. 7.75%, 10/15/13	1,765,000
		-----------
		6,031,250
		-----------
	Industrials - Capital Goods - 4.08%
500,000	Actuant Corporation 6.875%, 06/15/17	423,750
500,000	American Railcar Industries, Inc. 7.50%, 03/01/14	347,500
1,500,000	Baldor Electric Company 8.625%, 02/15/17	1,188,750
1,000,000	Bombardier Inc. 144A restricted, 6.30%, 05/01/14	705,000
500,000	L-3 Communications Corporation 6.375%, 10/15/15	471,250
500,000	Manitowoc Company, Inc. (The) 7.125% 11/01/13	350,000
350,000	Mueller Water Products, Inc. 7.375%, 06/01/17	180,250
		-----------
		3,666,500
		-----------
	Industrials - Commercial Services & Supplies - 6.70%
500,000	Alliance Laundry Systems LLC 8.50%, 01/15/13	422,500
1,500,000	ARAMARK Services, Inc. 5.00%, 06/01/12	1,312,500
1,000,000	Corrections Corporation of America 6.25%, 03/15/13	957,500
500,000	GEO Group, Inc. (The) 8.25%, 07/15/13	463,750
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13	1,800,000
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	690,000
500,000	US Investigations Services Inc. 10.50%, 11/01/15	381,250
		-----------
		6,027,500
		-----------
	Industrials - Transportation - 0.42%
1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14	380,000
		-----------
	Information Technology - Hardware & Equipment - 0.63%
500,000	Flextronics International Ltd. 6.25%, 11/15/14	422,500
250,000	Seagate Technologies HDD Holdings 6.80%, 10/01/16	145,000
		-----------
		567,500
		-----------
Information Technology - Semiconductors & Semiconductor Equipment - 0.94%
500,000	Amkor Technology, Inc. 7.75%, 05/15/13	402,500
500,000	Avago Technologies Finance Pte. Ltd. 10.125%, 12/01/13	445,000
		-----------
		847,500
		-----------
	Information Technology - Software & Services - 3.42%
1,750,000	First Data Corporation 144A restricted, 9.875%, 09/24/15	1,023,750
1,000,000	Iron Mountain Incorporated 8.625%, 04/01/13	1,000,000
1,500,000	SunGard Data Systems Inc. 10.25%, 08/15/15	1,050,000
		-----------
		3,073,750
		-----------
	Materials - 2.61%
500,000	Airgas, Inc. 144A restricted, 7.125%, 10/01/18	480,000
1,000,000	Freeport-McMoRan Copper & Gold Inc. 8.375%, 04/01/17	935,000
1,000,000	Georgia-Pacific Corporation 144A restricted, 7.00%, 01/15/15	935,000
		-----------
		2,350,000
		-----------
	Telecommunication Services - 6.25%
1,000,000	Citizens Communications Company 6.25%, 01/15/13	906,250
1,000,000	Cricket Communications, Inc. 9.375%, 11/01/14	952,500
1,000,000	MetroPCS Wireless, Inc. 9.25%, 11/01/14	970,000
1,000,000	Sprint Capital Corporation 8.375%, 03/15/12	900,000

500,000	Syniverse Technologies Inc. 7.75%, 08/15/13	420,000
1,500,000	Windstream Corporation 8.125%, 08/01/13	1,477,500
		-----------
		5,626,250
		-----------
	Utilities - 4.57%
1,500,000	AES Corporation (The) 8.00%, 10/15/17	1,286,250
500,000	Edison Mission Energy 7.50%, 06/15/13	395,000
1,000,000	Mirant Americas Generation, Inc. 8.30%, 05/01/11	970,000
500,000	RRI Energy, Inc. 6.75%, 12/15/14	460,000
2,000,000	Texas Competitive Electric Holdings Company LLC 10.25%, 11/01/15	1,000,000
		-----------
		4,111,250
		-----------
	Total Non-Convertible Bonds (COST: $79,180,887)	68,725,029
		-----------

COMMON STOCKS -- 5.41%
	Energy - 2.14%
14,000	Energy Transfer Partners, L.P.	516,460
25,000	Inergy, L.P.	548,000
25,200	Kayne Anderson Energy Total Return Fund, Inc.	363,384
20,000	Pioneer Southwest Energy Partners L.P.	315,000
5,000	Plains All American Pipleline, L.P.	183,800
		-----------
		1,926,644
		-----------
	Financials - Real Estate - 0.08%
35,000	Cohen & Steers Quality Income Realty Fund, Inc.	70,350
		-----------

	Other - 3.01%
12,500	iShares iBoxx $ High Yield Corporate Bond Fund	847,500
45,000	PowerShare Exchange-Traded Fund Trust II	654,750
30,000	SPDR Barclays Capital High Yield Bond ETF	883,200
135,000	Van Kampen Senior Income Trust	321,300
		-----------
		2,706,750
		-----------
	Telecommunication Services - 0.18%
20,000	Windstream Corporation	161,200
		-----------

	Total Common Stocks (COST: $6,480,686)	4,864,944
		-----------
PREFERRED STOCKS -- 0.43%
	Financials - Banks - 0.43%
21,600	ASBC Capital I Trust Preferred 7.625%, 06/15/32 Callable, Cumulative	359,856
35,000	Fannie Mae Fixed-To-Floating Rate
	Non-Cumulative Preferred Stock, Series S	24,850
10,000	Freddie Mac Fixed-to-Floating Rate
	Non-Cumulative Perpetual Preferred, Series Z	4,600
		-----------
	Total Preferred Stocks (COST: $1,372,004)	389,306
		-----------
SHORT-TERM INVESTMENTS -- 17.77%
	Commercial Paper - 17.74%
$1,000,000	Altria Group, Inc. 1.00%, 04/02/09	999,972
750,000	Altria Group, Inc. 1.65%, 04/22/09	749,278
418,000	Avery Dennison Corporation 0.80%, 04/01/09	418,000
375,000	Bemis Company, Inc. 0.35%, 04/07/09	374,978
1,000,000	Chevron Phillips Chemical Company 0.85%, 04/01/09	1,000,000
750,000	H.J. Heinz Finance Company 1.00%, 04/20/09	749,604
1,000,000	H.J. Heinz Finance Company 1.20%, 04/28/09	999,100
710,000	H.J. Heinz Finance Company 0.80%, 05/11/09	709,369
1,000,000	Ingersoll-Rand Global Holding Company Limited 1.75%, 04/09/09	999,611
250,000	ITT Corporation 1.25%, 04/13/09	249,896
1,000,000	ITT Corporation 1.50%, 05/18/09	998,042
1,100,000	John Deere Bank S.A. 0.27%, 04/09/09	1,099,934
730,000	Kellogg Company 0.65%, 04/07/09	729,921
1,000,000	Nordstrom, Inc. 0.80%, 04/01/09	1,000,000
1,000,000	Nordstrom, Inc. 0.75%, 04/02/09	999,979
1,000,000	Verizon Communications Inc. 0.80%, 04/20/09	999,578
1,000,000	Vulcan Materials Company 0.77%, 04/01/09	1,000,000
685,000	Wisconsin Energy Corporation 0.65%, 04/15/09	684,827
700,000	Wisconsin Energy Corporation 0.85%, 04/15/09	699,768
500,000	Wisconsin Energy Corporation 0.90%, 04/17/09	499,800
		-----------
		15,961,657
		-----------
	Variable Rate Demand Notes - 0.03%
27,072	American Family Financial Services, Inc. 0.10%, 04/01/09	27,072
		-----------

	Total Short-Term Investments (COST: $15,988,729)	15,988,729
		-----------

TOTAL SECURITY HOLDINGS (COST: $105,256,399) - 102.44%		92,150,283
		-----------

LIABILITIES, NET OF OTHER ASSETS - (2.44)%		(2,197,576)
		-----------

TOTAL NET ASSETS	$89,952,707
-----------
-----------

% OF NET ASSETS

As of March 31, 2009, investment cost for federal tax purposes was $105,234,909 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 727,994
Unrealized depreciation	(13,812,620)
------------
Net unrealized depreciation	$(13,084,626)
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ 4,864,944
Level 2 - Other Significant Observable Inputs	87,285,339
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$92,150,283
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2009